Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income (loss)	$ (14,074)	$ (19,683)	$ (26,332)	$ (16,143)	$ 4,114
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Accretion of interest from convertible notes	3,068	3,097	4,380	1,573
(Gain on forgiveness) loss on extinguishment of debt			(142)		524
Gain on forgiveness of debt	(1,306)
Provision for bad debt expense	(78)	(27)	11	70	80
Impairment of goodwill and other intangible assets		16,699	16,699	6,639	547
Equity-based compensation	6,481	180	211	1,689	1,506
Loss on disposal of property, plant and equipment		22	43	26
Right-of-use asset amortization	1,709	2,101	2,899	2,266	1,113
Foreign currency remeasurement	1,216	(598)	(3,597)	1,962	2,194
Deferred income tax provision	120	(3,656)	1,398	1,135	(277)
Obligations for contingent purchase price	(1,648)	(6,046)	(6,240)	2,349	(3,799)
Embedded derivative liabilities	(4,406)
Warrant liability	(759)
Gain on divestiture, net of cash retained		(1,302)	(1,302)
Amortization of debt issue costs	1,479	685	925	728	116
Depreciation and amortization	5,239	5,254	6,959	6,401	3,878
Changes in assets and liabilities:
Accounts receivable	(15,953)	6,525	16,866	444	(3,503)
Prepaid expenses and other assets	(5,616)	(2,666)	(1,393)	(55)	(988)
Accounts payable	7,927	2,937	(3,380)	2,911	(16,210)
Accrued liabilities			(3,697)	(1,872)	16,526
Deferred revenues			(1,103)	647	1,131
Other current tax assets			2,296	(4,967)	1,284
Accrued liabilities and other noncurrent liabilities	(2,909)	(1,167)
Deferred revenue	(929)	(1,720)
Current VAT receivables and other taxes payable	(437)	(437)
Income taxes payable	1,430	2,174	(3,729)	2,919	1,736
Lease liabilities			(2,838)	(2,216)	(1,023)
Operating lease liabilities	(1,717)	(2,090)
Net cash (used in) provided by operating activities	(21,163)	282	(1,066)	6,506	8,949
Investing activities
Acquisition of businesses, net of cash acquired				(47,250)	(50,629)
Sale of a business, net of cash and cash equivalents				890
Purchase of property, plant and equipment	(732)	(977)	(1,585)	(676)	(1,522)
Net cash used in investing activities	(732)	(977)	(1,585)	(47,036)	(52,151)
Financing activities
Proceeds from loans	3,873	13,370	13,370	51,500	96,059
Payments of debt issue costs				(1,358)	(3,495)
Repayments of borrowings	(27,517)	(1,838)	(2,450)	(2,161)	(33,288)
Payments of transaction costs	(13,033)
Proceeds from PIPE investors	27,600
Payments of contingent consideration		(4,314)	(4,314)	(14,360)	(10,696)
Proceeds from capital contributions	25,749
Net cash provided by financing activities	16,672	7,218	6,606	33,621	48,580
Effect of exchange rates on cash	(83)	(850)	(889)	(752)	(5,066)
Net (decrease) increased in cash and cash equivalents	(5,306)	5,673	3,066	(7,661)	312
Cash, cash equivalents and restricted cash at beginning of the period	9,432	6,366	6,366	14,027	13,715
Cash, cash equivalents and restricted cash at end of the period	4,126	12,039	9,432	6,366	14,027
Total			176		7,808
Amount of restricted cash at end of period	180	169
Supplemental disclosure of non-cash investing activities and financing activities & cash flow information
Assumption of merger warrants liability	15,123
Transaction costs included in accounts payable	2,605
Contingent considerations related to acquisition (disposition)		1,413
Forgiveness of loans	1,306		142
Contingent considerations paid in shares				12,696
Acquisition of business, paid with contingent consideration				11,200
Contingent consideration forgiven upon disposition of business			1,413
Right-of-use assets obtained in exchange for operating lease liabilities	981	383	572	7,804	5,139
Cash paid during the period for interest	6,252	7,787	10,289	9,079	3,536
Cash paid during the year for income tax			$ 2,532	$ 4,322	$ 547
Fees due to creditor	$ 4,000